Investment properties (Details)	12 Months Ended
	Jun. 30, 2021 ARS ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 ARS ($)	Jun. 30, 2019 ARS ($)
Statement [Line Items]
Fair value at the beginning of the year	$ 345,711,000,000
Currency translation adjustment	(6,817,000,000)		$ 11,184,000,000	$ (2,878,000,000)
Net gain / (loss) from fair value adjustment			1,000,000,000	703,000,000
Fair value at the end of the year	191,099,000,000		345,711,000,000
Level 2 [Member]
Statement [Line Items]
Fair value at the beginning of the year	113,480,000,000		62,180,000,000
Reclassifications of previous periods (IFRS 16)	0		0
Currency translation adjustment	166,000,000		(1,007,000,000)
Additions	271,000,000		5,439,000,000
Additions of capitalized leasing costs	13,000,000		6,000,000
Depreciation of capitalized leasing costs	(7,000,000)		(9,000,000)
Transfers	(909,000,000)		9,186,000,000
Reclassification of property, plant and equipment		$ (1,310)	0
Disposals	21,426,000,000		2,613,000,000
Balance incorporated by business combination	0		0
Investment properties, deconsolidation	0		(2,544,000,000)
Net gain / (loss) from fair value adjustment	11,261,000,000		42,842,000,000
Fair value at the end of the year	101,539,000,000		113,480,000,000	62,180,000,000
Level 3 [Member] | Argentina [Member]
Statement [Line Items]
Fair value at the beginning of the year	232,231,000,000		441,014,000,000
Reclassifications of previous periods (IFRS 16)	0		640,000,000
Currency translation adjustment	(12,382,000,000)		80,297,000,000
Additions	762,000,000		2,761,000,000
Additions of capitalized leasing costs	9,000,000		24,000,000
Depreciation of capitalized leasing costs	(6,000,000)		(14,000,000)
Transfers	0		(43,229,000,000)
Reclassification of property, plant and equipment		$ 0	0
Disposals	0		20,145,000,000
Balance incorporated by business combination	0		366,000,000
Investment properties, deconsolidation	(117,547)		(234,081,000,000)
Net gain / (loss) from fair value adjustment	(13,507,000,000)		4,598,000,000
Fair value at the end of the year	$ 89,560,000,000		$ 232,231,000,000	$ 441,014,000,000